POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2016
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 44: POST BALANCE SHEET EVENTS

Further post balance sheet events are disclosed in:

  Note 3: Summary accounting policies
  Note 4: Mergers, acquisitions, disposals and new entities established
  Note 11: Investment securities
  Note 36: Regulatory matters.